Mar-08-05 02:01pm From-NEW YORK STOCK EXCHANGE +212 656 5893 T-316 P.002/002 F-371

Antonio Aliberti
Director
Securities Operations Department

New York Stock Exchange, Inc.
20 Broad Street
New York, NY 10005

tel: 212.656.5034
fax: 212.656.5893
aaliberti@nyse.com

05004427

Cert NYS

NYSE

1-32450

March 8, 2005

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 – STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

PROCESSED
MAR 10 2005
THOMSON FINANCIAL

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, Omnicare Capital Trust II, Series B 4.00% Trust Preferred Income Equity Redeemable Securities and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on March 8, 2005. Tentative listing date – March 9, 2005.

Sincerely,

Antonio Aliberti